Income (Loss) Per Share (Calculating Basic and Diluted Income (Loss) Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income (loss) allocated to common stockholders - basic and diluted:
Income (loss) attributable to the Company	$ (84,201)	$ (38,017)	$ (113,635)	$ (126,966)	$ (67,008)
Less: Dividends on preferred stock	(10,644)	(10,644)	(42,577)	(42,577)	(44,761)
Less: Extinguishment of issuance costs upon redemption of preferred stock			0	0	10,799
Undistributed income (loss) allocated to common stockholders	(94,467)	(61,111)	(187,328)	(217,494)	(169,672)
Distributed and undistributed income (loss) allocated to common stockholders - basic and diluted	$ (94,467)	$ (49,132)	$ (157,488)	$ (170,437)	$ (123,920)
Weighted average common shares outstanding:
Weighted average common shares outstanding - basic (in shares)			99,837	97,282	95,207
Basic income (loss) per share:
Net income (loss) attributable to common stockholders (in dollars per share)	$ (0.94)	$ (0.49)	$ (1.58)	$ (1.75)	$ (1.30)
Diluted income (loss) per share:
Net income (loss) allocated to common stockholders per share (in dollars per share)	$ (0.94)	$ (0.49)	$ (1.58)	$ (1.75)	$ (1.30)
Common Stock
Income (loss) allocated to common stockholders - basic and diluted:
Dividends	$ 0	$ (11,979)	$ (29,840)	$ (47,057)	$ (45,752)
Performance stock units
Income (loss) allocated to common stockholders - basic and diluted:
Dividends	378	(190)	(475)	(50)	(393)
Restricted Stock
Income (loss) allocated to common stockholders - basic and diluted:
Dividends	$ 0	$ (281)	$ (801)	$ (844)	$ (959)